Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income/(loss)	Non- controlling interest	Total
Balance at Mar. 31, 2022	$ 41,752	$ 66,516,033	$ 1,309,109	$ (48,134,493)	$ 4,352,992	$ (1,346,607)	$ 22,738,786
Balance (in Shares) at Mar. 31, 2022	173,966
Fractional shares issued for reverse stock split	$ 97	(97)
Fractional shares issued for reverse stock split (in Shares)	402
Issuance of shares and warrants in private placements	$ 71,400	7,253,600					7,325,000
Issuance of shares and warrants in private placements (in Shares)	297,500
Share-based compensation	$ 36,000	10,324,000					10,360,000
Share-based compensation (in Shares)	150,000
Cashless exercise of warrants	$ 135,118	(135,118)
Cashless exercise of warrants (in Shares)	562,993
Net loss				(21,138,525)		(252)	(21,138,777)
Foreign currency translation loss					(2,617,857)		(2,617,857)
Balance at Mar. 31, 2023	$ 284,367	83,958,418	1,309,109	(69,273,018)	1,735,135	(1,346,859)	16,667,152
Balance (in Shares) at Mar. 31, 2023	1,184,861
Fractional shares issued for reverse stock split	$ 14,520	(14,520)
Fractional shares issued for reverse stock split (in Shares)	60,501
Issuance of shares and warrants in private placements	$ 119,520	2,470,080					2,589,600
Issuance of shares and warrants in private placements (in Shares)	498,000
Net loss				(4,234,228)		(14)	(4,234,242)
Foreign currency translation loss					(729,373)		(729,373)
Balance at Mar. 31, 2024	$ 418,407	86,413,978	1,309,109	(73,507,246)	1,005,762	(1,346,873)	14,293,137
Balance (in Shares) at Mar. 31, 2024	1,743,362
Cancellation of shares	$ (13,200)	13,200
Cancellation of shares (in Shares)	(55,000)
Divestiture of Jiuxin Investment	$ (611,605)	(4,287,665)	(1,309,109)		(2,440,344)	1,341,489	(7,307,234)
Divestiture of Jiuxin Investment (in Shares)	(2,548,353)
Acquisition of Ridgeline	$ 534,000	3,048,250					3,582,250
Acquisition of Ridgeline (in Shares)	2,225,000
Sale of shares and warrants	$ 1,077,600	6,555,400					7,633,000
Sale of shares and warrants (in Shares)	4,490,000
Net loss				10,194,467		$ 5,384	10,199,851
Foreign currency translation loss					1,235,378		1,235,378
Balance at Mar. 31, 2025	$ 1,405,202	$ 91,743,163		$ (63,312,779)	$ (199,204)		$ 29,636,382
Balance (in Shares) at Mar. 31, 2025	5,855,009